Biological assets	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
13 BIOLOGICAL ASSETS
The roll-forward of biological assets is as set forth below:

	06/30/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	3,642,430	7,180,450
Additions of merged companies		366,785
Depletions	(2,578,471)	(4,831,916)
Transfers	15,233	102,790
Gain (loss) on fair value adjustments	(73,248)	1,431,530
Disposals	(12,390)	(130,922)
Write-offs	(54,576)	(114,298)
Closing balance	23,221,979	22,283,001
The calculation of fair value of the biological assets is determined using unobservable data, therefore it falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value.
In our model, the assumptions regarding the average annual growth rate (IMA) and average gross selling price of eucalyptus are particularly sensitive. Any increase or decrease in these assumptions could lead to significant gains or losses in the fair value measurement.
The assumptions used in the measurement of the fair value of biological assets were as follow:
(i)Average cycle of forest formation between 6 and 7 years;
(ii)Effective area of forest from the 3rd year of planting;
(iii)The IMA consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and soil conditions;
(iv)The estimated average standard cost per hectare includes silvicultural and forest management expenses, applied to each year of formation of the biological cycle of the forests, plus the costs of land lease agreements and the opportunity cost of owning land;
(v)The average gross selling prices of eucalyptus were based on specialized research on transactions carried out by the Company with independent third parties; and
(vi)The discount rate corresponds to the Weighted Average Cost of Capital (“WACC”).
The table below discloses the measurement of the premises adopted:

	06/30/2025	12/31/2024
Useful productive planted area (hectare)	1,268,890	1,243,191
Mature assets (6 to 7 years)	183,841	191,737
Immature assets (1 to 5 years)	1,085,049	1,051,454
Average annual growth (IMA) – m3/hectare/year	36.80	37.62
Average gross sale price of eucalyptus – R$/m3	103.36	101.38
Discount rate (post-tax)	8.40%	8.80%
The pricing model considers the net cash flows, after the deduction of taxes on profit at the applicable rates.
The fair value adjustment justified by the combined variations of the indicators mentioned above resulted in a negative variation of R$73,248 recognized in other operating income (expenses), net (Note 29).

	06/30/2025	12/31/2024
Physical changes and discount rate (1)	(420,127)	609,259
Price	346,879	822,271
	(73,248)	1,431,530
1) Includes the variation of indicators: IMA, discount rate and area.
The Company manages the financial and climate risks related to its agricultural activities in a preventive manner. To reduce the risks arising from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses (Note 4.8).
The Company has no biological assets pledged as collateral on June 30, 2025 and on December 31, 2024.